PIMCO International Bond Fund US Dollar-Hedged Expense Example, No Redemption - PIMCO International Bond Fund US Dollar-Hedged	Oct. 01, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 470
Expense Example, No Redemption, 3 Years	672
Expense Example, No Redemption, 5 Years	891
Expense Example, No Redemption, 10 Years	1,520
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	$ 1,831